Supplemental Schedules - Condensed Consolidating Statement of Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Revenues	$ 2,852,609	$ 2,626,990	$ 2,682,894
Cost of operations
Theatre operating costs	2,066,571	1,914,458	1,938,133
General and administrative expenses	154,052	148,588	163,134
Depreciation and amortization	189,206	175,656	163,970
Impairment of long-lived assets	8,801	6,647	3,794
Loss on sale of assets and other	8,143	15,715	(3,845)
Total cost of operations	2,426,773	2,261,064	2,265,186
Operating income (loss)	425,836	365,926	417,708
Other income (expense)	(75,485)	(73,007)	(151,627)
Income before income taxes	350,351	292,919	266,081
Income taxes	129,960	97,150	114,160
Net income	220,391	195,769	151,921
Less: Net income attributable to noncontrolling interests	1,859	1,389	2,078
Net income attributable to Cinemark USA, Inc.	218,532	$ 194,380	$ 149,843
Restricted Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Revenues	2,852,609
Cost of operations
Theatre operating costs	2,066,571
General and administrative expenses	154,050
Depreciation and amortization	189,206
Impairment of long-lived assets	8,801
Loss on sale of assets and other	8,143
Total cost of operations	2,426,771
Operating income (loss)	425,838
Other income (expense)	(118,425)
Income before income taxes	307,413
Income taxes	113,472
Net income	193,941
Less: Net income attributable to noncontrolling interests	1,859
Net income attributable to Cinemark USA, Inc.	192,082
Unrestricted
Cost of operations
General and administrative expenses	2
Total cost of operations	2
Operating income (loss)	(2)
Other income (expense)	42,940
Income before income taxes	42,938
Income taxes	16,488
Net income	26,450
Net income attributable to Cinemark USA, Inc.	$ 26,450